Supplement to the
Fidelity® Advisor Diversified International Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Diversified International Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ADIF-04-02 July 19, 2004
1.743414.114

Supplement to the
Fidelity® Advisor International Capital
Appreciation Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor International Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AICAPI-04-01 July 19, 2004
1.743371.108

Supplement to the
Fidelity® Advisor Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Japan Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AJAF-04-02 July 19, 2004
1.743385.113

Supplement to the
Fidelity® Advisor Diversified International Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Diversified International Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ADIFI-04-01 July 19, 2004
1.743415.111

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Asia Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AEA-04-02 July 19, 2004
1.725513.117

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Asia Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AEAI-04-01 July 19, 2004
1.725514.111

Supplement to the
Fidelity® Advisor Emerging Markets Fund
Class A, Class T, Class B, and Class C
March 11, 2004
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Markets Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

FAEM-04-02 July 19, 2004
1.798816.101

Supplement to the
Fidelity® Advisor
Emerging Markets
Fund
Institutional Class
March 11, 2004
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Markets Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

FAEMI-04-01 July 19, 2004
1.802337.100

Supplement to the
Fidelity® Advisor Emerging Markets
Income Fund
Class A, Class T, Class B, and Class C
February 28, 2004
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Markets Income Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

EMI-04-02 July 19, 2004
1.743422.110

Supplement to the
Fidelity® Advisor
Emerging Markets
Income Fund
Institutional Class
February 28, 2004
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Emerging Markets Income Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

EMII-04-01 July 19, 2004
1.743423.109

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Europe Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AEUR-04-02 July 19, 2004
1.739238.113

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Europe Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AEURI-04-01 July 19, 2004
1.740420.109

Supplement to the
Fidelity® Advisor Global Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Global Equity Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AGLO-04-02 July 19, 2004
1.737647.114

Supplement to the
Fidelity® Advisor Global Equity Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Global Equity Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AGLOI-04-01 July 19, 2004
1.743464.109

Supplement to the
Fidelity® Advisor International Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor International Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AICAP-04-02 July 19, 2004
1.743370.111

Supplement to the
Fidelity® Advisor Japan Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Japan Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AJAFI-04-01 July 19, 2004
1.743386.110

Supplement to the
Fidelity® Advisor Korea Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Korea Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AKOR-04-02 July 19, 2004
1.750122.114

Supplement to the
Fidelity® Advisor Korea Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Korea Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

AKORI-04-01 July 19, 2004
1.750123.109

Supplement to the
Fidelity® Advisor Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ALAF-04-02 July 19, 2004
1.743523.114

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

ALAFI-04-01 July 19, 2004
1.743524.112

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Overseas Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

OS-04-02 July 19, 2004
1.743525.113

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Overseas Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

OSI-04-01 July 19, 2004
1.743526.110

Supplement to the
Fidelity® Advisor Value Leaders Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Value Leaders Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 5.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expensesA	2.09%	1.96%	2.17%	2.09%
Total annual class operating expensesB	2.92%	3.04%	3.75%	3.67%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Value Leaders	1.50%	11/01/03	1.75%	11/01/03	2.25%	11/01/03	2.25%	11/01/03

These arrangements may be discontinued by FMR at any time.

AVLF-04-03 July 19, 2004
1.790648.103

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Value Leaders - Class A	1.48%
Advisor Value Leaders - Class T	1.73%
Advisor Value Leaders - Class B	2.23%
Advisor Value Leaders - Class C	2.23%

A After reimbursement.

Supplement to the
Fidelity® Advisor Value Leaders Fund
Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® Advisor Value Leaders Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	1.82%
Total annual class operating expensesB	2.40%

A Based on estimated amounts for the current fiscal year.

B Effective November 1, 2003, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 1.23%.

AVLFI-04-02 July 19, 2004
1.790647.102